Offerings	Oct. 31, 2024 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	6.259% Senior Notes due 2027
Maximum Aggregate Offering Price	$ 1,000,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 153,100
Offering Note
(1)	Represents the aggregate principal amount of the applicable series of notes to be offered in the exchange offer to which the registration statement relates.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	6.298% Senior Notes due 2029
Maximum Aggregate Offering Price	$ 1,500,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 229,650
Offering Note
(1)	Represents the aggregate principal amount of the applicable series of notes to be offered in the exchange offer to which the registration statement relates.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	6.388% Senior Notes due 2031
Maximum Aggregate Offering Price	$ 1,000,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 153,100
Offering Note
(1)	Represents the aggregate principal amount of the applicable series of notes to be offered in the exchange offer to which the registration statement relates.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	6.528% Senior Notes due 2034
Maximum Aggregate Offering Price	$ 2,500,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 382,750
Offering Note
(1)	Represents the aggregate principal amount of the applicable series of notes to be offered in the exchange offer to which the registration statement relates.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	6.858% Senior Notes due 2054
Maximum Aggregate Offering Price	$ 2,500,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 382,750
Offering Note
(1)	Represents the aggregate principal amount of the applicable series of notes to be offered in the exchange offer to which the registration statement relates.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	7.008% Senior Notes due 2064
Maximum Aggregate Offering Price	$ 1,500,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 229,650
Offering Note
(1)	Represents the aggregate principal amount of the applicable series of notes to be offered in the exchange offer to which the registration statement relates.